Segmental analysis - Assets and liabilities (Details) - GBP (£) £ in Millions	Jun. 30, 2023	Dec. 31, 2022
Segmental analysis
Assets	£ 702,601	£ 720,053
Liabilities	667,803	683,557
Retail Banking
Segmental analysis
Assets	229,150	226,375
Liabilities	186,971	192,282
Private Banking
Segmental analysis
Assets	27,295	29,867
Liabilities	36,755	41,491
Commercial & Institutional
Segmental analysis
Assets	401,548	404,817
Liabilities	378,498	383,768
Central Items and other
Segmental analysis
Assets	44,608	58,994
Liabilities	£ 65,579	£ 66,016